PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation expense
Depreciation of property and equipment	¥ 3,027,954	¥ 3,053,194	¥ 2,884,396
Costs of revenue
Depreciation expense
Depreciation of property and equipment	2,937,193	2,960,711	2,722,150
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	86,675	87,619	155,782
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 4,086	¥ 4,864	¥ 6,464